SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Schedule of Stock Option Activity

		Weighted	Weighted	Weighted
		Average	Average	Average	Aggregate
	Number of	Exercise	Remaining	Grant Date	Intrinsic
	Options	Price	Contract Life	Fair Value	Value
Options outstanding on January 1, 2024	95,567	0.59	1.08	0.59	452
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Exercised	95,000	0.59	—	0.58	478
Options outstanding on December 31, 2024	567	0.59	0.08	0.55	3
Options exercisable on December 31, 2024	567	0.59	0.08	0.55	3

Schedule of Nonvested Restricted Stock Units Activity

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Non-vested RSUs on January 1, 2024	10,666,902	14.13
Granted	—	—
Vested	(6,095,850)	14.14
Forfeited	—	—
Non-vested RSUs on December 31, 2024	4,571,052	14.14

Schedule of Assumptions Used

Year Ended December 31, 2022
Expected term (months)	24, 36, and 48 months from the date of grant
Expected dividends	0.96%
Expected volatility	51.86%-54.00%
Risk-free interest rate	1.76%-2.18%
Fair value of common stock	$8.15
Weighted average exercise price	$4.07

2022 Restricted Stock Incentive Plan
SHARE-BASED COMPENSATION
Schedule of Stock Option Activity

		Weighted	Weighted	Weighted
	Number of	Average	Average	Average	Aggregate
	2022 PRC	Exercise	Remaining	Grant Date	Intrinsic
	stock options	Price	Contract Life	Fair Value	Value
2022 PRC stock options outstanding on January 1, 2024	11,946,000	4.18	1.59	3.94	564
Granted	—	—	—	—	—
Forfeited	(6,705,600)	4.18	—	3.94	—
Expired	(4,972,391)	4.07	—	3.94	—
Exercised	(268,009)	4.07	—	3.94	193
2022 PRC stock options outstanding on December 31, 2024	—	—	—	—	—
2022 PRC stock options exercisable on December 31, 2024	—	—	—	—	—